John Hancock Funds II

601 Congress Street

Boston, MA 02210

January 3, 2012

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that all of the forms of prospectus, each dated December 31, 2011, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus contained in Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 23, 2011 via EDGAR except for the Lifecycle Portfolios Class A prospectus, Lifecycle Portfolios Class R1, R3, R4 and R5 prospectus, and Lifecycle Portfolios Class R6 prospectus, which will be separately filed pursuant to paragraph (c) of Rule 497 on January 3, 2012.

If you have any questions or comments, please call me at 617-663-2261.

/s/ Christopher Sechler

Christopher Sechler

Assistant Secretary